Other liabilities - Changes in the provision for legal claims (Details) - Legal proceedings provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 6,478	$ 9,683
Accrual of the year	1,488	1,153
Use of the provision	(1,962)	(3,485)
Translation differences and inflation adjustment	(821)	(873)
Balances at the end of year	$ 5,183	$ 6,478